Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Period End Date		dei_DocumentPeriodEndDate	Apr. 30, 2015
Registrant Name		dei_EntityRegistrantName	CALDWELL & ORKIN FUNDS INC
CIK		dei_EntityCentralIndexKey	0000864230
Amendment		dei_AmendmentFlag	false
Creation Date		dei_DocumentCreationDate	Aug. 28, 2015
Effective Date		dei_DocumentEffectiveDate	Aug. 29, 2015
Prospectus Date		rr_ProspectusDate	Aug. 30, 2015
CALDWELL & ORKIN MARKET OPPORTUNITY FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Caldwell & Orkin Market Opportunity Fund SUMMARY SECTION
Investment objective:		rr_ObjectiveHeading	Investment Objective
Investment objective		rr_ObjectivePrimaryTextBlock	The Caldwell & Orkin Market Opportunity Fund’s (the “Fund”) investment objective is to provide long-term capital growth with a short-term focus on capital preservation.
Fees and expenses of the fund:		rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 30, 2016
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 434% of the average value of its Portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	434.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Net Annual Fund Operating Expenses above does not correlate to the ratio of total expenses provided in the Financial Highlights table for the period ended April 30, 2015, as the Financial Highlights table does not include Acquired Fund Fees and Expenses.
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy, Narrative		rr_StrategyNarrativeTextBlock

C&O Funds Advisor, Inc. (the “Manager” or “We”) uses a catalyst-driven, multi-dimensional, disciplined investment process focusing on active asset allocation, security selection and surveillance to achieve the Fund’s investment objective.

Active asset allocation refers to the way we determine the balance of different types of assets in the Fund at any given time.

Security selection refers to the way we choose the securities we buy or sell short.

Surveillance refers to how we monitor the portfolio.

The Manager’s philosophy in managing the Fund is to focus on risk as well as return. We utilize an investment philosophy based upon sophisticated exploitation of the low-risk anomaly. The low-risk anomaly stands in direct contradiction to the conventional beliefs of Efficient Market Hypothesis stating that high risk is equated with higher return. At Caldwell & Orkin, we take the opposite view – we believe that lower risk can result in higher return. Specifically, we focus on mitigating market risk (the risk that the broad market averages decline, taking good companies down with it) and stock selection risk (the risk that a stock underperforms due to company-specific issues). We use active asset allocation strategies to manage the Fund’s exposure to market risk. And we employ a flexible investment style based on fundamental and technical analysis in equity selection to manage stock selection risk. Finally, in surveillance, various monitoring devices are used in order to reduce the risks of making serious mistakes. We generally divide the Fund’s portfolio among three broad categories of assets:

• Long Portfolio – This portion of the Fund is comprised primarily of common stock, exchange-traded funds (“ETFs”), and listed call options we have purchased. The Long Portfolio is comprised of securities our research indicates may increase in price. Generally, when we are “bullish” (when we believe the overall equity markets will rise) the size of the Long Portfolio may increase relative to the size of the overall Fund portfolio.

• Short Portfolio – This portion of our portfolio consists primarily of common stock and ETFs we have borrowed and sold short. The Short Portfolio may at times also include listed put options we have purchased. The Short Portfolio is comprised of securities our research indicates may decrease in price. If the price of a stock sold short decreases before we close the position, we make money. If it increases, we lose money. Generally, when we are “bearish” (when we believe the overall equity markets will fall) the size of the Short Portfolio may increase relative to the size of the overall Fund portfolio.

• Cash / Money Market / Fixed Income Securities – This portion of our portfolio includes cash, cash equivalents (e.g. money market funds and/or U.S. treasury notes) and bonds (i.e., corporate or government bonds), although we generally emphasize cash equivalents more than bonds.

As to the Long and Short Portfolios, we typically invest between 50% and 100% of our net assets in common stocks, ETFs and listed options. Our investments may be made in companies of any size. The Fund may hold up to 60% of its net assets in short positions at any given time, and we may invest up to 25% of the Fund’s assets in equity securities that are issued by foreign issuers and are traded in the United States, and in American Depository Receipts of foreign companies. In addition, we typically invest between 0% and 50% of our net assets in cash / money market / fixed income securities. The corporate bonds we purchase may have any maturity and be of any rating or quality, as long as the Manager believes it is consistent with the Fund’s investment objective.

Thus, the Fund’s theoretical investment latitude is anywhere from 100% net long (100% long positions and 0% cash) to 60% net short (60% short positions and 0% cash), although it is unlikely we would be at those extremes. We believe this wide investment latitude sets the Fund apart from most other mutual funds employing a long/short investment strategy.

In managing the Fund for risk as well as return the Manager’s goal is to make money over a full market cycle, which includes both bull market (rising) and bear market (falling) cycles, but with less stomach churn.

Risk, Heading		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative		rr_RiskNarrativeTextBlock

An investment in the Fund carries risk, and you may lose money on your investment. The principal risks of investing in the Fund are:

• Market risk – In a declining stock market, stock prices for all companies generally may decline, regardless of any one particular company’s own unique prospects. Holdings in the Fund’s short portfolio may cause the Fund to fluctuate independently of stock market indices such as the S&P 500.

• Short sale risk – A short position is established by selling borrowed shares and attempting to buy them back at a lower price in the future. In a rising market, the Fund may lose value on its short sales.

• Business risk – A particular set of circumstances may affect a particular industry or certain companies within the industry, while having little or no impact on other industries or other companies within the industry.

• Small company risk – Stocks of smaller companies may have more risks than those of larger companies. In general, they have less experienced management teams, serve smaller markets and find it more difficult to obtain financing for growth or potential development than do larger companies.

• Market valuation risk – Some companies that are growing very fast have unreasonable valuations by traditional valuation techniques. Since these companies’ stock prices do not reflect the usual relationships between price and corporate earnings or income, their stocks tend to be very volatile and speculative.

• Political risk – Regulation or deregulation of a particular industry can have a material impact on the value of companies within the affected industry.

• Equity securities interest rate risk – Increases in interest rates may lower the present value of a company’s future earnings stream.

• Fixed income securities interest rate risk – The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of fixed income securities will vary in response to changes in interest rates. Falling short-term interest rates may also cause income from short-term money market instruments in which the Fund is invested to decline.

• Credit risk – Bond issuers who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest or principal payments on their bonds when due. These sorts of “credit risks,” reflected in the credit ratings assigned to bond issues by companies like Moody’s or Standard & Poor’s, may cause the price of an issuer’s bond to decline and may affect liquidity for the security.

•  Options Risk – The success of the Fund’s use of options will depend on the Manager’s ability to predict certain market movements, which cannot be assured.

•  Investments in other investment companies – The Fund may invest in shares of other management investment companies, including, but not limited to, money market funds and ETFs, subject to the limitations and requirements of the Investment Company Act of 1940, as amended (the “1940 Act”) and subject to such investments being consistent with the overall objective and policies of the Fund. To the extent that the Fund invests in securities of other investment companies, the Fund is subject to the performance and risks of such other investment companies and will bear indirectly its proportionate share of the advisory fees and other expenses of such investment companies.

• Investments in ETFs – To the extent that the Fund takes a long position in an ETF, the Fund will be subject to the risk that the market or sector of the market in which the ETF invests may decline in value. To the extent that the Fund takes a short position in an ETF, the Fund will be subject to the risk that the market or sector of the market in which the ETF invests may increase in value.

• Foreign Securities risk – Investing in foreign securities involves risks not typically associated with investing in U.S. securities, including, but not limited to, fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; possible expropriation or nationalization of assets; and possible imposition of foreign taxes. Furthermore, the U.S. government has from time-to-time, in the past, imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Fund.

•  Portfolio turnover risk – Mutual funds are required to distribute their net realized capital gains annually under federal tax laws. The Fund’s investment strategy may involve frequent trading, which leads to high portfolio turnover (e.g., 434%, 657%, and 352% for the fiscal years ended April 30, 2015, 2014 and 2013, respectively) and could generate potentially large amounts of net realized capital gains in a given year. Higher portfolio turnover may also result in higher brokerage costs for the Fund.

May Lose Money		rr_RiskLoseMoney	An investment in the Fund carries risk, and you may lose money on your investment.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.CaldwellOrkin.com or by calling the Fund toll-free at 1-800-467-7903.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-800-467-7903
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.CaldwellOrkin.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.
Bar Chart, Heading		rr_BarChartHeading	Annual Total Returns for Years Ended December 31
Bar Chart, Closing		rr_BarChartClosingTextBlock	Best Quarter (in the last ten years): 3rd quarter 2007, 15.69% Worst Quarter (in the last ten years): 3rd quarter 2008, (6.24)% The Fund’s calendar year-to-date return as of June 30, 2015 was 2.27%.
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Year to Date Return		rr_BarChartYearToDateReturn	2.27%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter (in the last ten years):
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	15.69%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter (in the last ten years):
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(6.24%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explains why after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In certain cases the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher (more favorable) than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In certain cases the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher (more favorable) than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND | CALDWELL & ORKIN MARKET OPPORTUNITY FUND SHARES
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	COAGX
Redemption fee (as a percentage of amount redeemed within six months of purchase)		rr_RedemptionFeeOverRedemption	(2.00%)
Management fees		rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) expenses		rr_DistributionAndService12b1FeesOverAssets	none
Administrative expenses		rr_Component1OtherExpensesOverAssets	0.46%
Interest expense		rr_Component2OtherExpensesOverAssets	0.63%
Dividend Expense on Short Sales of Securities		rr_Component3OtherExpensesOverAssets	0.57%
Total Other Expenses		rr_OtherExpensesOverAssets	1.66%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.68%
Waived administrative expenses	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Net Annual Fund Operating Expenses	[2]	rr_NetExpensesOverAssets	2.66%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 271
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	832
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	1,419
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 3,008
2005		rr_AnnualReturn2005	(0.13%)
2006		rr_AnnualReturn2006	7.41%
2007		rr_AnnualReturn2007	33.08%
2008		rr_AnnualReturn2008	(4.66%)
2009		rr_AnnualReturn2009	(3.39%)
2010		rr_AnnualReturn2010	(1.01%)
2011		rr_AnnualReturn2011	(0.66%)
2012		rr_AnnualReturn2012	9.83%
2013		rr_AnnualReturn2013	3.46%
2014		rr_AnnualReturn2014	6.82%
1 Year		rr_AverageAnnualReturnYear01	6.82%
5 Years		rr_AverageAnnualReturnYear05	3.60%
10 Years		rr_AverageAnnualReturnYear10	4.61%
Since Inception	[3]	rr_AverageAnnualReturnSinceInception	8.15%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 24, 1992
CALDWELL & ORKIN MARKET OPPORTUNITY FUND | - Return After Taxes on Distributions | CALDWELL & ORKIN MARKET OPPORTUNITY FUND SHARES
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	6.63%
5 Years		rr_AverageAnnualReturnYear05	3.45%
10 Years		rr_AverageAnnualReturnYear10	4.10%
Since Inception	[3]	rr_AverageAnnualReturnSinceInception	6.44%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 24, 1992
CALDWELL & ORKIN MARKET OPPORTUNITY FUND | - Return After Taxes on Distributions and Sale of Fund Shares | CALDWELL & ORKIN MARKET OPPORTUNITY FUND SHARES
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.01%
5 Years		rr_AverageAnnualReturnYear05	2.78%
10 Years		rr_AverageAnnualReturnYear10	3.51%
Since Inception	[3]	rr_AverageAnnualReturnSinceInception	5.98%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 24, 1992
CALDWELL & ORKIN MARKET OPPORTUNITY FUND | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
Since Inception	[3]	rr_AverageAnnualReturnSinceInception	9.64%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 24, 1992

[1]	The Fund's administrator has contractually agreed to waive a portion of its fees through August 30, 2016. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Directors.
[2]	The Net Annual Fund Operating Expenses above does not correlate to the ratio of total expenses provided in the Financial Highlights table for the period ended April 30, 2015, as the Financial Highlights table does not include Acquired Fund Fees and Expenses.
[3]	Effective August 24, 1992 the Fund commenced active management and changed its investment objective to provide long-term capital growth with a short-term focus on capital preservation through investment selection and asset allocation. Prior to August 24, 1992, the Fund was passively managed and indexed to the largest 100 over-the-counter (OTC) stocks.